FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)
Fair Value Disclosures [Abstract]
Unrealized (loss) gain on short-term investments	$ 0	$ (25)	$ (25)	$ (29)	$ 33
Embedded debt derivative	$ 675	$ 675		$ 675	$ 0	$ 675
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0			0
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.10			0.10